Capital structure and financing - C.6. Net finnacial obligations, table 2 (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Changes in liabilities arising from financing activities [abstract]
Interest accretion, liabilities arising form financing activities	$ 8	$ 11
Transfers, liabilities arising form financing activities	3	(9)
Other non-cash movements, liabilities arising form financing activities	(14)	(19)
Changes In Net Debt [Abstract]
Net debt	4,051	3,164
Cash flows, net debt	998	676
Scope changes, net debt	236	260
Additions/acquisitions, net debt	109	44
Increase (Decrease) Through Effect Of Change In Accounting Policy, Net Debt	545
Foreign exchange movements, net debt	(14)	(72)
Transfers (to)/from assets held for sale, net debt	(52)	(4)
Net debt	5,870	4,051
Bond and bank debt and financing
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities, beginning of period	4,227	3,420
Cash flows, liabilities arising form financing activities	1,743	621
Scope changes, liabilities arising form financing activities	74	267
Acquisition of subsidiaries, joint ventures and associates, net of cash acquired	0	0
Interest accretion, liabilities arising form financing activities	8	11
Foreign exchange movements, liabilities arising form financing activities	(16)	(84)
Transfers (to)/from assets held for sale, liabilities arising form financing activities	(53)	9
Transfers, liabilities arising form financing activities	3	3
Other non-cash movements, liabilities arising form financing activities	(14)	(19)
Liabilities arising from financing activities, end of period	5,972	4,227
Finance lease liabilities
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities, beginning of period	353	365
Cash flows, liabilities arising form financing activities	0	(17)
Scope changes, liabilities arising form financing activities	0	0
Acquisition of subsidiaries, joint ventures and associates, net of cash acquired	0	44
Interest accretion, liabilities arising form financing activities		0
Foreign exchange movements, liabilities arising form financing activities	0	(21)
Transfers (to)/from assets held for sale, liabilities arising form financing activities	0	(8)
Transfers, liabilities arising form financing activities	(353)	(11)
Other non-cash movements, liabilities arising form financing activities		0
Liabilities arising from financing activities, end of period	0	353
Lease liabilities
Changes in liabilities arising from financing activities [abstract]
Liabilities arising from financing activities, beginning of period	0	0
Cash flows, liabilities arising form financing activities	(107)	0
Scope changes, liabilities arising form financing activities	178	0
Acquisition of subsidiaries, joint ventures and associates, net of cash acquired	109	0
Change in accounting policy	545
Interest accretion, liabilities arising form financing activities		0
Foreign exchange movements, liabilities arising form financing activities	(6)	0
Transfers (to)/from assets held for sale, liabilities arising form financing activities	(8)	0
Transfers, liabilities arising form financing activities	353	0
Other non-cash movements, liabilities arising form financing activities	0	0
Liabilities arising from financing activities, end of period	1,063	0
Cash and cash equivalents
Assets For Calculation Of Net Debt [Abstract]
Assets, beginning of period	528	619
Cash flows, assets	638	(72)
Additions/acquisitions, assets	0	0
Foreign exchange movements, assets	(8)	(33)
Transfers (to)/from assets held for sale. assets	(9)	6
Assets, end of period	1,164	528
Changes in liabilities arising from financing activities [abstract]
Scope changes, liabilities arising form financing activities		7
Changes In Net Debt [Abstract]
Scope changes, net debt	16
Other
Assets For Calculation Of Net Debt [Abstract]
Assets, beginning of period	2	2
Cash flows, assets	0	0
Foreign exchange movements, assets		0
Transfers (to)/from assets held for sale. assets		0
Assets, end of period	2	2
Changes in liabilities arising from financing activities [abstract]
Scope changes, liabilities arising form financing activities		$ 0
Changes In Net Debt [Abstract]
Scope changes, net debt	$ 0